Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Assets	Other assets consist of:

	December 31, 2023	December 31, 2022
Insurance prepaids	$7.4	$5.3
Other prepaids	22.3	5.7
Derivative assets	6.9	2.9
	$36.6	$13.9